INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Income Before Income Tax Expenses

Income before income tax expenses consisted of:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
PRC	1,229,776,487	1,444,510,519	1,634,723,427	270,037,072
Non-PRC	37,215,603	(242,235,346)	4,067,080	671,833

Total	1,266,992,090	1,202,275,173	1,638,790,507	270,708,905

Income Tax Expenses

Income tax expenses consisted of:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Current income taxes	268,076,187	129,063,487	74,596,371	12,322,443
Deferred income tax expenses/(benefits)	84,302,034	(4,859,603)	222,025,987	36,676,080

Taxation for the year	352,378,221	124,203,884	296,622,358	48,998,523

Reconciliation of Tax Computed By Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Expected taxation at PRC CIT statutory rate of 25%	316,748,023	300,568,795	409,697,626	67,677,226
Favorable tax rate	(131,302,690)	(53,513,461)	(116,133,683)	(19,183,918)
Foreign tax rate differences	(9,292,635)	61,497,661	4,972,700	821,432
Tax holiday	(12,694,680)	(213,843,843)	(193,466,873)	(31,958,451)
Non-deductible expenses (non-taxable income), net	4,388,219	4,219,822	(15,379,431)	(2,540,500)
Additional 50% tax deduction for qualified research and development expenses	(18,935,961)	(15,313,139)	(28,293,314)	(4,673,723)
Change in valuation allowance	2,885,413	19,141,064	(1,465,804)	(242,134)
Deferred tax benefits on future tax rate difference	(58,833,362)	(10,864,692)	(14,583,432)	(2,409,011)
Withholding taxes	259,415,894	32,311,677	251,274,569	41,507,602

Income tax expenses	352,378,221	124,203,884	296,622,358	48,998,523

Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share	The benefit of tax holiday per basic and diluted earnings per share was as follows:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Basic	0.05	0.90	0.81	0.13
Diluted	0.05	0.89	0.78	0.13

Components of Deferred Tax Assets and Liabilitie

The components of deferred tax assets and liabilities were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

Current deferred tax assets, net
Deferred revenue and advances from distributors	143,477,509	102,748,056	16,972,770
Accrued expenses	18,005,213	27,120,534	4,479,993
Allowance for doubtful accounts	619,697	4,754,691	785,419
Share-based compensation expense	5,704,336	16,583,266	2,739,360
Less: valuation allowance	(2,648,477)	(303,201)	(50,085)

Current deferred tax assets, net	165,158,278	150,903,346	24,927,457

Non-current deferred tax assets, net
Intangible assets amortization	17,542,090	20,220,088	3,340,121
Share-based compensation expense	10,060,155	9,599,340	1,585,698
Deferred revenue	—	1,197,917	197,882
Tax loss	17,121,210	16,088,812	2,657,682
Less: valuation allowance	(19,378,000)	(13,991,436)	(2,311,221)

Non-current deferred tax assets, net	25,345,455	33,114,721	5,470,162

Current deferred tax liabilities
Intangible assets amortization	12,723	12,472	2,060
Deferred revenue and income	2,500,000	2,193,845	362,397
Upfront fee amortization	5,833,333	—	—
Welfare payable	1,439,123	1,401,737	231,551
Withholding taxes	109,769,916	336,704,060	55,619,548

Current deferred tax liabilities	119,555,095	340,312,114	56,215,556

Non-current deferred tax liabilities
Land use right amortization	—	3,416,956	564,441
Withholding taxes	32,311,676	17,364,573	2,868,423
Upfront fee amortization	—	1,197,917	197,882

Non-current deferred tax liabilities	32,311,676	21,979,446	3,630,746

Net current deferred tax assets (liabilities)	45,603,183	(189,408,768)	(31,288,099)

Net non-current deferred tax assets (liabilities)	(6,966,221)	11,135,275	1,839,416

Roll-Forward of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

RMB
Balance as of January 1, 2012	44,451,522
Increases related to current year tax positions	3,128,445

Balance as of December 31, 2012 and January 1, 2013	47,579,967
Increases related to current year tax positions	—

Balance as of December 31, 2013	47,579,967

Balance as of December 31, 2013 (US$)	7,859,651